Subsequen events	12 Months Ended
Dec. 31, 2020
Subsequent events
Subsequent events

30. Subsequent events

The Group has evaluated subsequent events through the date the consolidated financial statements are issued, and concluded that no subsequent events have occurred that would require recognition or disclosure in the consolidated financial statements other than as discussed below.

In March 2021, the Company granted 12,491,760 share options to employees pursuant to the 2018 Share Option Plan at an exercise price of US$0.00002 per share.

In April 2021, the Company disposed investments in certain equity method investees at approximately RMB495.0 million, which approximated their carrying value.